Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 ILS (₪) ₪ / shares shares	Jun. 30, 2017 ILS (₪) ₪ / shares shares
Statement of comprehensive income [Abstract]
Research and development expenses	$ 1,465	₪ 5,348	₪ 5,227
General and administrative expenses	1,938	7,072	6,046
Total operating expenses	3,403	12,420	11,273
Operating loss	3,403	12,420	11,273
Financial income	(786)	(2,868)	(40)
Financial expenses	3	12	5,820
Total comprehensive loss	$ 2,620	₪ 9,564	₪ 17,053
Loss per share:
Basic and diluted loss per share | (per share)	$ 0.020	₪ 0.074	₪ 0.158
Basic and diluted loss per ADS | (per share)	$ 0.41	₪ 1.48	₪ 3.16
Weighted average number of shares outstanding used to compute basic and diluted loss per share	128,600,812	128,600,812	108,034,218